Income tax - Reconciliation between tax expense and accounting loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income tax
(Loss)/profit before income tax	$ 3,598	$ (23,273)	$ (13,536)
Tax calculated at a tax rate of 17%	612	(3,956)	(2,301)
Effects of different tax rates applicable to different subsidiaries of the Group	892	158
Income not subject to tax	(1,292)	(36)	(1,544)
Non-deductible expenses	921	3,430	3,182
Over-provision in prior years	(87)
Temporary difference not recognized	(1,757)	$ 404	$ 663
Utilization of previously unrecognized tax losses	(356)
Income tax expense	$ (1,067)
Income tax rate	17.00%	17.00%	17.00%